Statement of Additional Information Supplement

John Hancock Funds II

John Hancock Multi-Index Lifestyle Portfolios

John Hancock Multi-Index Lifetime Portfolios

John Hancock Multi-Index Preservation Portfolios (collectively, the Portfolios)

Supplement dated December 16, 2022, to the current Statement of Additional Information, as may be supplemented (the SAI)

The following information supplements and supersedes any information to the contrary relating to the Portfolios contained in the SAI.

As of February 1, 2023 (the Effective Date), the Portfolios will be changing their names as set forth in the table below:

Portfolio Suite	Current Portfolio Name	New Portfolio Name
John Hancock Multi-Index Lifestyle Portfolios	Multi-Index Lifestyle Aggressive Portfolio	Lifestyle Blend Aggressive Portfolio
	Multi-Index Lifestyle Balanced Portfolio	Lifestyle Blend Balanced Portfolio
	Multi-Index Lifestyle Conservative Portfolio	Lifestyle Blend Conservative Portfolio
	Multi-Index Lifestyle Growth Portfolio	Lifestyle Blend Growth Portfolio
	Multi-Index Lifestyle Moderate Portfolio	Lifestyle Blend Moderate Portfolio
John Hancock Multi-Index Lifetime Portfolios	Multi-Index 2065 Lifetime Portfolio	2065 Lifetime Blend Portfolio
	Multi-Index 2060 Lifetime Portfolio	2060 Lifetime Blend Portfolio
	Multi-Index 2055 Lifetime Portfolio	2055 Lifetime Blend Portfolio
	Multi-Index 2050 Lifetime Portfolio	2050 Lifetime Blend Portfolio
	Multi-Index 2045 Lifetime Portfolio	2045 Lifetime Blend Portfolio
	Multi-Index 2040 Lifetime Portfolio	2040 Lifetime Blend Portfolio
	Multi-Index 2035 Lifetime Portfolio	2035 Lifetime Blend Portfolio
	Multi-Index 2030 Lifetime Portfolio	2030 Lifetime Blend Portfolio
	Multi-Index 2025 Lifetime Portfolio	2025 Lifetime Blend Portfolio
	Multi-Index 2020 Lifetime Portfolio	2020 Lifetime Blend Portfolio
	Multi-Index 2015 Lifetime Portfolio	2015 Lifetime Blend Portfolio
	Multi-Index 2010 Lifetime Portfolio	2010 Lifetime Blend Portfolio
John Hancock Multi-Index Preservation Portfolios	Multi-Index 2065 Preservation Portfolio	2065 Preservation Blend Portfolio
	Multi-Index 2060 Preservation Portfolio	2060 Preservation Blend Portfolio
	Multi-Index 2055 Preservation Portfolio	2055 Preservation Blend Portfolio
	Multi-Index 2050 Preservation Portfolio	2050 Preservation Blend Portfolio
	Multi-Index 2045 Preservation Portfolio	2045 Preservation Blend Portfolio
	Multi-Index 2040 Preservation Portfolio	2040 Preservation Blend Portfolio
	Multi-Index 2035 Preservation Portfolio	2035 Preservation Blend Portfolio
	Multi-Index 2030 Preservation Portfolio	2030 Preservation Blend Portfolio
	Multi-Index 2025 Preservation Portfolio	2025 Preservation Blend Portfolio
	Multi-Index Income Preservation Portfolio	Income Preservation Blend Portfolio

Accordingly, as of the Effective Date all references to the current portfolio names will be changed to reflect the new portfolio names as set forth in the table above.

You should read this Supplement in conjunction with the SAI and retain it for your future reference.

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